SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS (Details) - Non-Employee [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options Unvested, Beginning balance	277,500	292,500
Weighted Average Grant Date Fair Value, Beginning balance	$ 3.44	$ 1.80
Number of Options Unvested, Granted		140,000
Weighted Average Grant Date Fair Value, Granted		$ 5.00
Number of Options Unvested, Vested		(155,000)
Weighted Average Grant Date Fair Value, Vested		$ 1.76
Number of Options Unvested, Forfeited or expired
Weighted Average Grant Date Fair Value, Forfeited or expired
Number of Options Unvested, Exercised
Weighted Average Grant Date Fair Value, Exercised
Number of Options Unvested, Ending balance	277,500	277,500
Weighted Average Grant Date Fair Value, Ending balance	$ 3.44	$ 3.44